NET LOSS FROM CONTINUING OPERATIONS - Schedule of Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	$ 252	$ 367	$ 579
Costs of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	19	64	62
Sales and marketing
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	15	45	160
General and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	104	151	85
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	$ 114	$ 107	$ 272